Securities 4 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	$ 10,044	$ 7,886
Less than 12 months unrealized losses	66	80
Over 12 months fair value	5,809	4,647
over 12 months unrealized losses	46	55
Total fair value	15,853	12,533
Total unrealized losses	112	135
Government Sponsored enterprise obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
State and municipal obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	10,044	7,886
Less than 12 months unrealized losses	66	80
Over 12 months fair value	5,809	4,647
over 12 months unrealized losses	46	55
Total fair value	15,853	12,533
Total unrealized losses	112	135
Corporate obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value		0
Less than 12 months unrealized losses		0
Over 12 months fair value		0
over 12 months unrealized losses		0
Total fair value		0
Total unrealized losses		$ 0